Stockholders' Equity (Details) - USD ($)			1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Aug. 09, 2021	Apr. 12, 2021	Aug. 23, 2021	Sep. 30, 2022	Aug. 12, 2021	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized				5,000,000		5,000,000	5,000,000
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Founder shares		1,437,500	4,020		1,437,500	4,020
Founder shares per price (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Total receivable (in Dollars)		$ 25,000			$ 25,000
Shares subject to forfeiture						187,500	187,500
Generating additional gross proceeds (in Dollars)			$ 183,480
Additional private sale units			18,348
Issuance shares	100,000,000
Shares of preferred stock	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Common stock price per share (in Dollars per share)						$ 11.5	$ 11.5
Initial business combination						1 year	1 year
Warrants expire						5 years	5 years
Description of warrants for redemption						We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Trigger price (in Dollars per share)						$ 16.5	$ 16.5
Warrant exercise price per share (in Dollars per share)						$ 11.5	$ 11.5
Common stock voting rights						one
Accretion cost (in Dollars)				$ 1,403,473		$ 3,698,348
Common Stock Subject to Redemption [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized				100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Common stock outstanding subject to possible redemption				5,733,920		5,733,920	5,733,920
Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Underwriters shares purchased			733,920
Additional unit per share (in Dollars per share)			$ 10
Generating additional gross proceeds (in Dollars)			$ 7,339,200